Brighthouse Templeton International Bond Portfolio Expense Example - Brighthouse Templeton International Bond Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,198